Share-based payments - Disclosure of Number of Shares Options Outstanding and Their Characteristics (Details) € / shares in Units, € in Thousands								12 Months Ended
	Mar. 11, 2020 EUR (€) uSDollarPerEuro € / shares	Oct. 24, 2019 EUR (€) uSDollarPerEuro € / shares	Mar. 29, 2019 EUR (€) uSDollarPerEuro € / shares	Mar. 06, 2018 EUR (€) uSDollarPerEuro € / shares	Jan. 07, 2017 EUR (€) uSDollarPerEuro € / shares	Nov. 03, 2016 EUR (€) uSDollarPerEuro € / shares	Feb. 02, 2016 EUR (€) uSDollarPerEuro € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year								€ 2,924	€ 4,320	€ 1,867
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year								509	543	38
OSA 2016 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 13.05
Exercise price (in euros per share) | € / shares							€ 13.05
Risk-free rate							0.32%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 117
Expense for the year								0	0	(64)
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							59.00%
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							62.00%
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							60.00%
OSA 2016 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							5.5
OSA 2016 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							6
OSA 2016 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro							6.5
OSA 2016-1 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 13.05
Exercise price (in euros per share) | € / shares							€ 13.05
Volatility							59.00%
Maturity (in years) | uSDollarPerEuro							5,000
Risk-free rate							0.19%
Yield							0.00%
Value of initial plan (in thousands of euros)							€ 69
Expense for the year								0	0	(55)
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 14.26
Exercise price (in euros per share) | € / shares						€ 14.26
Risk-free rate						0.04%
Yield						0.00%
Value of initial plan (in thousands of euros)						€ 27
Expense for the year								0	3	7
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						58.00%
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						62.00%
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility						59.00%
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						5.5
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						6
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro						6.5
OSA 2017 Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 15.93
Exercise price (in euros per share) | € / shares					€ 14.97
Risk-free rate					0.23%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 31
Expense for the year								0	1	(14)
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					58.00%
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					61.00%
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility					59.00%
OSA 2017 Ordinary | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro					5.5
OSA 2017 Ordinary | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro					6
OSA 2017 Ordinary | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro					6.5
OSA 2017 Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 15.93
Exercise price (in euros per share) | € / shares					€ 14.97
Volatility					59.00%
Maturity (in years) | uSDollarPerEuro					5,000
Risk-free rate					0.11%
Yield					0.00%
Value of initial plan (in thousands of euros)					€ 35
Expense for the year								0	0	0
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 12.87
Exercise price (in euros per share) | € / shares				€ 12.87
Volatility				35.00%
Risk-free rate				0.00%
Yield				0.00%
Value of initial plan (in thousands of euros)				€ 252
Expense for the year								7	66	164
OSA 2018 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro				5.5
OSA 2018 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro				6
OSA 2018 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro				6.5
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 11.08
Exercise price (in euros per share) | € / shares			€ 11.08
Yield			0.00%
Value of initial plan (in thousands of euros)			€ 140
Expense for the year								49	38
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			38.10%
Risk-free rate			0.103%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			37.40%
Risk-free rate			0.149%
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro			6
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years) | uSDollarPerEuro			6.5
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 6.41
Exercise price (in euros per share) | € / shares		€ 6.41
Volatility		37.00%
Maturity (in years) | uSDollarPerEuro		10,000
Risk-free rate		0.40%
Yield		0.00%
Value of initial plan (in thousands of euros)		€ 252
Expense for the year								0	436
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares	€ 6.25
Exercise price (in euros per share) | € / shares	€ 6.25
Volatility	38.00%
Maturity (in years) | uSDollarPerEuro	10,000
Risk-free rate	0.31%
Yield	0.00%
Value of initial plan (in thousands of euros)	€ 939
Expense for the year								€ 453	€ 0	€ 0